Related party transactions - Transactions with Related Parties (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 13, 2018	Sep. 26, 2016	Dec. 31, 2019	Dec. 31, 2018
Synergy Ballard JVCo
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture		10.00%	10.00%	10.00%
Synergy Ballard JVCo | Joint venture
Disclosure of transactions between related parties [line items]
Trade and other receivables			$ 65	$ 481
Investments			0	0
Deferred revenue			46	2,021
Revenues			$ 8,666	$ 17,547
Weichai Ballard JV
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	49.00%		49.00%	49.00%
Weichai Ballard JV | Associates
Disclosure of transactions between related parties [line items]
Trade and other receivables			$ 10,057	$ 1,123
Investments			21,642	13,989
Deferred revenue			11,857	8,875
Revenues			$ 37,197	$ 1,248